Intangible assets - Discount rates and terminal growth rates (Details)	Dec. 31, 2021
Banking | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.70%
Growth rate used to extrapolate cash flow projections	1.00%
Banking | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.10%
Growth rate used to extrapolate cash flow projections	2.00%
Credit card | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.30%
Growth rate used to extrapolate cash flow projections	1.00%
Credit card | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.80%
Growth rate used to extrapolate cash flow projections	2.00%
Life insurance | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	7.50%
Life insurance | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.70%
Securities
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Securities | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.60%
Securities | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.60%
Others
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Others | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.80%
Others | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	14.90%